LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Loss for the year
Loss for the year for the purpose of basic loss per share	(31,146,283)	(5,212,879)	(4,871,387)
Effect of dilutive potential ordinary shares:
Fair value change of Preferred Shares	-	(4,117,648)	(4,101,000)
Loss for the year for the purpose of diluted loss per share	(31,146,283)	(9,330,527)	(8,972,387)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share (post-Share Consolidation)	25,878,847	15,664,305	9,514,886
Effect of dilutive potential ordinary shares:
Preferred Shares	-	1,861,766	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share (post-Share Consolidation)	25,878,847	17,526,071	11,974,886